UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2009


Check here if Amendment [  ]; Amendment Number:


This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Man Investments Ltd.
Address:   Sugar Quay, Lower Thames Street
           London EC3R 6DU, United Kingdon

13 File Number: 028-12430


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen Ross
Title:     Director
Phone:     +44 20 7144 2090
Signature, Place and Date of Signing     /s/ Stephen Ross        London, United Kingdom        10/21/09
                                         ---------------------   --------------------------    -------------
                                         [Signature]             [City, State]                 [Date]
                                         Stephen Ross, Director
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Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.



                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   16 Data Records

Form 13F Information Table Value Total:   $5,698,000

List of Other Included Managers:          N/A

                                                                                                           VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      VALUE    SHARES/  SH/    PUT/  INVSTMT    OTHER  SOLE    SHARE  NONE
                                                         x($1000) PRN AMT  PRN    CALL  DISCRETN   MGRS           D
ASPECT MED SYS INC            Common Stock    45235108   476      SHARES   39700  N/A   SOLE       N/A    39700   0      0
GENESIS LEASE LTD             Common Stock    37183T107  362      SHARES   40400  N/A   SOLE       N/A    40400   0      0
SPSS INC                      Common Stock    78462K102  227      SHARES   4543   N/A   SOLE       N/A    4543    0      0
SUN MICROSYSTEMS INC          Common Stock    866810203  100      SHARES   11000  N/A   SOLE       N/A    11000   0      0
TEPPCO PARTNERS L P           Common Stock    872384102  486      SHARES   14000  N/A   SOLE       N/A    14000   0      0
VARIAN INC                    Common Stock    922206107  460      SHARES   9000   N/A   SOLE       N/A    9000    0      0
AFFILIATED COMPUTER SERVICES  Common Stock    8190100    542      SHARES   10000  N/A   SOLE       N/A    10000   0      0
CENTENNIAL COMMUNCTNS CORP N  Common Stock    15133V208  92       SHARES   11500  N/A   SOLE       N/A    11500   0      0
HARLEYSVILLE NATL CORP PA     Common Stock    412850109  80       SHARES   15000  N/A   SOLE       N/A    15000   0      0
BJ SVCS CO                    Common Stock    55482103   486      SHARES   25000  N/A   SOLE       N/A    25000   0      0
CHARLOTTE RUSSE HLDG INC      Common Stock    161048103  282      SHARES   16100  N/A   SOLE       N/A    16100   0      0
SEPRACOR INC                  Common Stock    817315104  458      SHARES   20000  N/A   SOLE       N/A    20000   0      0
ODYSSEY RE HLDGS CORP         Common Stock    67612W108  343      SHARES   5300   N/A   SOLE       N/A    5300    0      0
NATCO GROUP INC               Common Stock    63227W203  443      SHARES   10000  N/A   SOLE       N/A    10000   0      0
PEROT SYS CORP                Common Stock    714265105  365      SHARES   12300  N/A   SOLE       N/A    12300   0      0
MARVEL ENTERTAINMENT INC      Common Stock    57383T103  496      SHARES   10000  N/A   SOLE       N/A    10000   0      0

Total                                                    5698
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